Loans Receivable (Details Textual) (USD $)	3 Months Ended
Jun. 30, 2012
Proceeds from Sale of Portfolio Fixed Rate Mortgage Loan	$ 3,400,000
Prepayment Risk [Member]
Gain (Loss) from Price Risk Management Activity	$ 183,000